Prepayments and Other Receivables - Schedule of Movements of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movements of Allowance for Expected Credit Losses [Abstract]
Allowance for expected credit loss	$ 2,076	$ 2,076
Written-off	(2,076)
Allowance for expected credit loss		$ 2,076